Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill
Goodwill

14. Goodwill

The carrying amount of goodwill was RMB367,106 as of December 31, 2017 and 2018.

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment recognized in goodwill during the periods presented.